Prepayment and Other Current Assets - Additional Information (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Shenhua Liansheng Football Club Company Limited And Didier Drogba CNY
Prepaid And Other Current Assets [Line Items]
The balance of prepayments and deposits	$ 3,976,892	24,074,914	48,341,591	30,200,000